Nature and Continuance of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature and Continuance of Operations

1. NATURE AND CONTINUANCE OF OPERATIONS

ICOX Innovations Inc. (the “Company”) was incorporated under the laws of the State of Nevada on July 20, 2010, with an authorized capital of 75,000,000 common shares, having a par value of $0.001 per share. During the period ended December 31, 2010, the Company commenced operations by issuing shares and developing its publishing service business, focused on representing authors to publishers.

On February 14, 2018, the Company changed its name from “AppCoin Innovations Inc.” to “ICOX Innovations Inc.”

On August 17, 2018, a subsidiary of the Company changed its name from “AppCoin Innovations (USA) Inc.” to “ICOx USA, Inc.”

The Company’s new business model is to provide a turnkey set of services for companies to develop and integrate blockchain and cryptocurrency technologies into their business operations. The Company will enable its customers to focus on their core competencies while providing the necessary resources and expertise to execute a strategy that will enable companies to integrate new blockchain plus cryptocurrency technologies into their business operations. The Company will be compensated on a fee-for-services model. The Company may also accept tokens or coins in payment for its services, to the extent permitted under applicable law.

The Company’s services will include strategic planning, project planning, structure development and administration, business plan modeling, technology development support, whitepaper preparation, due diligence reporting, governance planning and management.

Going Concern

These consolidated financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company has incurred losses since inception resulting in an accumulated deficit of $3,678,028 and $693,008 as of September 30, 2018 and December 31, 2017, respectively, and further losses are anticipated in the pursuit of the Company’s new service business opportunity, raising substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months with existing cash on hand, loans from directors and/or the private placement of common stock.

In order to address the above factors, during the nine months ended September 30, 2018, the Company completed private placements of an aggregate of 9,113,659 shares of common stock at a price of $0.60 per share for aggregate gross proceeds of $5,468,195.

The financial statements do not include any adjustments relating to the recoverability and classification of assets or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

1. NATURE AND CONTINUANCE OF OPERATIONS

ICOX Innovations Inc. (formerly AppCoin Innovations Inc., formerly RedStone Literary Agents, Inc.) (the “Company”) was incorporated under the laws of State of Nevada, U.S. on July 20, 2010, with an authorized capital of 75,000,000 common shares, having a par value of $0.001 per share. During the period ended December 31, 2010, the Company commenced operations by issuing shares and developing its publishing service business, focused on representing authors to publishers.

On August 1, 2017, the Company incorporated a Nevada subsidiary, AppCoin Innovations (USA) Inc., which will be used to operate the Company’s new business of providing blockchain consulting services.

On August 17, 2017, the Company changed its name from “RedStone Literary Agents, Inc.” to “AppCoin Innovations Inc.”

On February 14, 2018, the Company changed its name from “AppCoin Innovations Inc.” to “ICOX Innovations Inc.”

The Company’s new business model provides a turnkey set of services for companies to develop and integrate blockchain and cryptocurrency technologies into their business operations. The Company will enable its customers to focus on their core competencies while providing the necessary resources and expertise to execute a strategy that will enable companies to integrate new blockchain plus cryptocurrency technologies into their business operations. The Company will be compensated on a fee-for-services model. The Company may also accept tokens or coins in payment for its services, to the extent permitted under applicable law.

The Company’s services will include strategic planning, project planning, structure development and administration, business plan modelling, technology development support, whitepaper preparation, due diligence reporting, governance planning and management.

Going Concern

These consolidated financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company has incurred losses since inception resulting in an accumulated deficit of $693,008 as of December 31, 2017 and further losses are anticipated in the pursuit of the Company’s new service business opportunity, raising substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months with existing cash on hand, loans from directors and/or the private placement of common stock.

In order to address the above factors, subsequent to year end, the Company completed private placements of an aggregate of 9,113,659 subscription receipts at a price of $0.60 per subscription receipt for aggregate gross proceeds of $5,468,195.40.

The financial statements do not include any adjustments relating to the recoverability and classification of assets or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.